CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at Dec. 31, 2009	$ (18,290)	$ 4,409	$ 20,661	$ (35,904)	$ (7,456)
Balance, shares at Dec. 31, 2009		7,890,137
Conversion of convertible notes payable to related party into common stock	250	66	184
Conversion of convertible notes payable to related party into common stock, shares		119,048
Net loss	(8,124)			(8,124)
Translation adjustment	630				630
Balance at Dec. 31, 2010	(25,534)	4,475	20,845	(44,028)	(6,826)
Balance, shares at Dec. 31, 2010		8,009,185
Exercise of stock options		17	(17)
Exercise of stock options, shares		27,513
Net loss	(2,148)			(2,148)
Translation adjustment	68				68
Balance at Dec. 31, 2011	(27,614)	4,492	20,828	(46,176)	(6,758)
Balance, shares at Dec. 31, 2011	8,036,698	8,036,698
Exercise of stock options, shares
Stock-based compensation	63		63
Net loss	(9,016)			(9,016)
Translation adjustment	(119)				(119)
Balance at Dec. 31, 2012	$ (36,686)	$ 4,492	$ 20,891	$ (55,192)	$ (6,877)
Balance, shares at Dec. 31, 2012	8,036,698	8,036,698